united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Eric Kane

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

ACM Dynamic Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares				Fair Value

	COMMON STOCK - 50.2%
	ADVERTISING - 0.8%
3,700	Trade Desk, Inc. *#			$693,935

	AEROSPACE/DEFENSE - 0.5%
11,000	AAR Corp. #			453,310

	BANKS - 3.3%
21,500	Citigroup, Inc.			1,485,220
5,800	SVB Financial Group *			1,211,910
				2,697,130
	COMMERCIAL SERVICES - 4.2%
3,000	Euronet Worldwide, Inc. *			438,900
5,000	Global Payments, Inc. #			795,000
8,000	PayPal Holdings, Inc. *			828,720
37,000	QIWI PLC.			812,150
9,000	TriNet Group, Inc. *			559,710
				3,434,480
	COMPUTERS - 2.4%
4,000	EPAM Systems, Inc. *^			729,280
40,000	Kornit Digital Ltd. *			1,231,200
				1,960,480
	DIVERSIFIED FINANCIAL SERVICES - 7.6%
2,000	Credit Acceptance Corp. *			922,620
13,000	Intercontinental Exchange, Inc. ^			1,199,510
33,000	OneMain Holdings, Inc.			1,210,440
17,000	Visa, Inc. ^			2,924,170
				6,256,740
	ELECTRIC - 2.1%
7,500	NextEra Energy, Inc. #			1,747,425

	ELECTRONICS - 2.0%
5,300	Coherent, Inc. *			814,716
9,000	Keysight Technologies, Inc. *			875,250
				1,689,966
	ENERGY-ALTERNATE SOURCES - 0.3%
3,500	SolarEdge Technologies, Inc. *			293,020

	FOOD - 1.2%
67,000	Cosan Ltd. *			998,300

	HEALTHCARE - PRODUCTS - 1.6%
2,500	Intuitive Surgical, Inc. *#			1,349,825

	HEALTHCARE - SERVICES - 0.4%
5,000	Teladoc Health, Inc. *			338,600

	HOME BUILDERS - 1.5%
14,500	LGI Homes, Inc. *#			1,208,140

	INSURANCE - 1.7%
30,000	Essent Group Ltd.			1,430,100

	INTERNET - 8.2%
2,100	Alphabet, Inc. *^			2,564,394
750	Amazon.com, Inc. *^			1,301,933
7,000	Facebook, Inc. *^			1,246,560
40,000	Twitter, Inc. *			1,648,000
				6,760,887
	MEDIA - 1.3%
23,000	Comcast Corp.			1,036,840

	METALS/MINNING - 0.9%
16,000	Kirkland Lake Gold Ltd. *			716,800

	RETAIL - 3.4%
10,000	Lululemon Athletica, Inc. *^			1,925,300
19,500	Yum China Holdings, Inc.			885,885
				2,811,185
	SEMICONDUCTORS - 2.4%
40,000	Advanced Micro Devices, Inc. *			1,159,600
16,000	Applied Materials, Inc.			798,400
				1,958,000
ACM Dynamic Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Shares				Fair Value
	COMMON STOCK - 50.2% (Continued)
	SOFTWARE - 2.7%
3,000	Adobe, Inc. *			$828,750
6,500	Atlassian Corp. PLC *^			815,360
11,000	Five9, Inc. *^			591,140
				2,235,250
	TOYS/GAMES/HOBBIES - 1.3%
9,000	Hasbro, Inc.			1,068,210

	TRANSPORTATION - 0.4%
14,000	ZTO Express Cayman, Inc. #			298,620

	TOTAL COMMON STOCK (Cost $33,874,304)			41,437,243

	EXCHANGE TRADED FUNDS - 4.0%
40,000	iShares Edge MSCI USA Value Factor ETF			3,281,600
	TOTAL EXCHANGE TRADER FUNDS (Cost $3,361,713)			3,281,600

	SHORT TERM INVESTMENTS - 36.8%
	TIME DEPOSIT - 26.0%
21,442,058	Union Bank Institutional Trust Deposit Account - IV, 0.75% ***			21,442,058

	U.S. TREASURY BILLS - 10.8%
1,000,000	United States Treasury Bill, 1.61% 10/10/2019 * ^			999,559
1,000,000	United States Treasury Bill, 1.70% 11/7/2019 * ^			998,237
1,000,000	United States Treasury Bill, 1.78% 12/5/2019 * ^			996,786
1,000,000	United States Treasury Bill, 1.80% 1/30/2020 * ^			994,034
1,000,000	United States Treasury Bill, 1.81% 2/27/2020 * ^			992,622
1,000,000	United States Treasury Bill, 1.80% 3/26/2020 * ^			991,285
1,000,000	United States Treasury Bill, 1.81% 4/23/2020 * ^			989,914
1,000,000	United States Treasury Bill, 1.80% 5/21/2020 * ^			988,577
1,000,000	United States Treasury Bill, 1.80% 6/18/2020 * ^			987,255
				8,938,269
	TOTAL SHORT TERM INVESTMENTS (Cost $30,374,726)			30,380,327

Contracts		Counterparty	Notional Value September 30, 2019
	SCHEDULE OF PUT OPTIONS PURCHASED - 0.8% **
5	Amazon.com, Inc.
	Expiration November 2019, Exercise Price $1,750.00	Goldman Sachs	$875,000	37,670
125	Atlassian Corp. PLC.
	Expiration October 2019, Exercise Price $130.00	Goldman Sachs	1,625,000	115,875
85	EPAM Systems, Inc.
	Expiration October 2019, Exercise Price $175.00	Goldman Sachs	1,487,500	16,150
150	Facebook, Inc.
	Expiration November 2019, Exercise Price $180.00	Goldman Sachs	2,700,000	138,000
170	Five9, Inc.
	Expiration November 2019, Exercise Price $55.00	Goldman Sachs	935,000	83,300
300	Invesco QQQ Trust Series 1
	Expiration November 2019, Exercise Price $188.00	Goldman Sachs	5,640,000	133,200
20	IQVIA Holdings, Inc.
	Expiration November 2019, Exercise Price $150.00	Goldman Sachs	300,000	12,700
100	iShares Expanded Tech-Software
	Expiration November 2019, Exercise Price $215.00	Goldman Sachs	2,150,000	83,000
150	PayPal Holdings, Inc.
	Expiration October 2019, Exercise Price $105.00	Goldman Sachs	1,575,000	51,450
	TOTAL PUT OPTIONS PURCHASED (Cost $715,173)			671,345

	SCHEDULE OF CALL OPTIONS PURCHASED - 0.1% **
475	SPDR S&P 500 ETF Trust
	Expiration November 2019, Exercise Price $305.00	Goldman Sachs	14,487,500	114,950
	TOTAL CALL OPTIONS PURCHASED (Cost $155,705)			114,950

	TOTAL INVESTMENTS IN LONG SECURITIES (Cost $68,481,621) - 91.9%			$75,885,465
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $141,264) - (0.2) %			(148,720)
	TOTAL SECURITIES SOLD SHORT (Proceeds $4,119,931) - (5.0) %			(4,157,835)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 13.2%			10,980,234
	NET ASSETS - 100.0%			$82,559,143
ACM Dynamic Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019
Contracts		Counterparty	Notional Value September 30, 2019	Fair Value
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.2) % **
80	AAR Corp.
	Expiration October 2019, Exercise Price $45.00	Goldman Sachs	360,000	$1,840
50	Global Payments, Inc.
	Expiration October 2019, Exercise Price $165.00	Goldman Sachs	825,000	6,100
30	Intuitive Surgical, Inc.
	Expiration October 2019, Exercise Price $547.50	Goldman Sachs	1,642,500	8,280
150	LGI Homes, Inc.
	Expiration October 2019, Exercise Price $85.00	Goldman Sachs	1,275,000	33,000
80	NextEra Energy, Inc.
	Expiration October 2019, Exercise Price $230.00	Goldman Sachs	1,840,000	44,800
40	Trade Desk, Inc.
	Expiration October 2019, Exercise Price $185.00	Goldman Sachs	740,000	34,400
140	ZTO Express Cayman, Inc.
	Expiration October 2019, Exercise Price $20.00	Goldman Sachs	2,555,000	20,300
	SCHEDULE OF CALL OPTIONS WRITTEN (Premiums Received $141,264)			148,720
Shares
	SECURITIES SOLD SHORT - (5.0) %
	EXCHANGE-TRADED FUNDS - (5.0) %
13,750	iShares Russell 2000 ETF			2,080,925
11,000	Invesco QQQ Trust Series 1			2,076,910
	TOTAL SECURITIES SOLD SHORT (Proceeds $4,119,931)			4,157,835

ETF - Exchange Traded Fund
PLC - Public Limited Company
* Non-Income producing security.
** Each Option contract allows the holder of the option to purchase/sell 100 shares of the underlying security at the exercise price.
*** Variable rate security; interest rate reflects seven-day effective yield on September 30, 2019.
^ All or part of these securities were held as collateral for call options written and securities sold short as of September 31, 2019. Total collateral for call options written and securities sold short is $21,746,802.
# Subject to call options written.

ACM Tactical Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 93.9%
	EQUITY FUNDS - 15.9%
16,020	iShares Mortgage Real Estate ETF	$674,923
118,545	VanEck Vectors BDC Income ETF	1,998,669
		2,673,592

	FIXED INCOME FUNDS - 78.0%
29,785	Invesco Senior Loan ETF	672,843
20,815	Invesco Taxable Municpal Bond ETF	674,406
4,630	iShares 20+ Year Treasury Bond ETF	662,460
3,230	iShares iBoxx $ Investment Grade Corporate Bond ETF	411,760
17,650	iShares JP Morgan USD Emerging Markets Bond ETF	2,000,628
5,915	iShares MBS ETF	640,595
53,375	iShares Preferred & Income Securities ETF	2,003,164
19,080	SPDR Bloomberg Barclays Convertible Securities ETF	1,000,746
18,400	SPDR Bloomberg Barclays High Yield Bond ETF	2,000,816
31,100	VanEck Vectors High-Yield Municipal Index ETF	2,003,773
16,965	Vanguard Total International Bond ETF	998,051
		13,069,242

	TOTAL EXCHANGE TRADED FUNDS (Cost $15,459,785)	15,742,834

	OPEN ENDED FUNDS - 6.0%
44,800	Invesco CEF Income Composite ETF	1,012,928
	TOTAL OPEN ENDED FUNDS (Cost $1,003,209)	1,012,928

	TOTAL INVESTMENTS IN LONG SECURITIES (Cost $16,462,994) - 99.9%	$16,755,762
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	7,186
	NET ASSETS - 100.0%	$16,762,948

ETF - Exchange Traded Fund

ACM Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation - Securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Trust's Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as needed basis to assist in determining a security specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the "Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

ACM Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2019, for the Fund’s investments measured at fair value:

ACM Dynamic Opportunity Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$41,437,243	$-	$-	$41,437,243
Exchange Traded Funds	3,281,600	-	-	3,281,600
Put Options Purchased	671,345	-	-	671,345
Call Options Purchased	114,950	-	-	114,950
Time Deposit	21,442,058	-	-	21,442,058
Treasury Bills	-	8,938,269	-	8,938,269
Total	$66,947,196	$8,938,269	$-	$75,885,465

Liabilities *	Level 1	Level 2	Level 3	Total
Call Options Written	$148,720	$-	$-	$148,720
Securities Sold Short	4,157,835	-	-	4,157,835
Total	$4,306,555	$-	$-	$4,306,555

ACM Tactical Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$15,742,834	$-	$-	$15,742,834
Open Ended Funds	1,012,928	-	-	1,012,928
Total	$16,755,762	$-	$-	$16,755,762

* Refer to the Portfolio of Investments for industry classification.
The Fund did not hold any Level 3 securities during the period.

ACM Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Exchange Traded Funds - The Fund may invest in exchange traded funds ("ETFs"). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Option Transactions - The Fund is subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Fund writes put and call options, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Put options are purchased to hedge against a decline in the value of securities held in the Fund's portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is a minimal counterparty risk to the Fund since these options are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of September 30, 2019, the amount of unrealized depreciation on option contracts written subject to equity price risk amounted to $7456 and $0 for the ACM Dynamic Opportunity Fund and ACM Tactical Income Fund, respectively. The amount of unrealized depreciation on purchased options, as of September 30, 2019 for the ACM Dynamic Opportunity Fund was $84,583. As of September 30, 2019, the amount of realized loss on option contracts subject to equity price risk amounted to $1,020,575 and $53,093 for the ACM Dynamic Opportunity Fund and ACM Tactical Income Fund, respectively.

Cash or Cash Equivalents Risk: At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

The Funds intend to remain fully invested in their respective strategies at all times. However, each Fund regards the judicious use of cash as part of its strategy. Therefore, the Funds may take temporary defensive cash-like positions, which are inconsistent with the Funds’ principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions that may cause a Fund’s investment models to indicate a lower allocation to equities or fixed income is prudent. For example, a Fund may hold all or a portion of its assets in money market instruments, including cash, cash equivalents, U.S. government securities, other investment grade fixed income securities, certificates of deposit, bankers acceptances, commercial paper, money market funds and repurchase agreements. If a Fund invests in a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees. Although the Fund would do this only in seeking to avoid losses, the Fund would necessarily reduce the benefit from any upswing in the market. The Funds also may also invest in money market instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

The identified cost of investments in securities owned by the Fund for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at September 30, 2019, were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Fund Dynamic Opportunity	$64,698,598	$8,069,592	$(1,189,280)	$6,880,312
Tactical Income	$16,462,994	$295,500	$(2,732)	$292,768

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

*/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 11/21/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 11/21/2019